Accumulated other Comprehensive Loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows hedges realized loss	$ 0	$ 22,904	$ 9,816
Total	(23,454)	(27,825)
Accumulated Other Comprehensive Loss
Cash flows hedges realized loss	(28,256)	(29,292)
Actuarial pension gain	$ 4,802	$ 1,467